Mortgages Payable Footnote Tagging (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013
Mortgages payable						$ 76,707,834	$ 57,087,320
Repayments of Long-term Debt						98,730,000	2,164,000	$ 8,835,000
Proceeds from Notes Payable						145,000	$ 0	$ 160,000
Eagle Village [Member]
Repayments of Long-term Debt	$ 400,000
Glynn Place [Member]
Repayments of Long-term Debt	$ 1,900,000
Arboretum [Member]
Long-term Debt, Refinanced, Date		Mar. 28, 2017
Debt Instrument, Interest Rate, Stated Percentage		3.75%
Woodland Park [Member]
Notes Payable, Current				$ 7,000,000
Debt Instrument, Interest Rate, Stated Percentage				2.80%
Long Term Debt, Maturity date at a point in time					Aug. 01, 2017
Debt Instrument, Basis Spread on Variable Rate				0.20%
Debt, Weighted Average Interest Rate				3.00%
Proceeds from Notes Payable						6,000,000
Maples on 97th [Member]
Mortgages payable			$ 7,500,000
Debt Instrument, Interest Rate, Stated Percentage			3.60%
Long Term Debt, Maturity date at a point in time			Feb. 10, 2016
Conventional Mortgage Loan [Member] | The 50/50 Student Housing--UNL [Member]
Mortgages payable						$ 25,500,000			$ 25,500,000
Long Term Debt, Maturity date at a point in time						Apr. 01, 2020
Tax Increment Financing [Member] | The 50/50 Student Housing--UNL [Member]
Mortgages payable						$ 4,300,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum						4.70%
Long Term Debt, Maturity date at a point in time						Jan. 01, 2019